Share-based Compensation (Details) ¥ / shares in Units, ¥ in Thousands									12 Months Ended
	Mar. 26, 2021 $ / shares shares	Sep. 30, 2019 CNY (¥) $ / shares shares	Jan. 08, 2018 ¥ / shares shares	Jan. 08, 2018 $ / shares shares	Jan. 01, 2017 ¥ / shares shares	Jan. 01, 2017 $ / shares shares	Jan. 01, 2016 ¥ / shares shares	Jan. 01, 2016 $ / shares shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
2018 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued	750,247									0	0
Share options, exercise price | $ / shares	$ 16.43
Share-based compensation liabilities | ¥		¥ 6,560
2018 Option Plan | Hywin Wealth Management Co., Ltd.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued			8,998,465	8,998,465	8,998,465	8,998,465	8,998,465	8,998,465
Share options, exercise price | ¥ / shares			¥ 1.83		¥ 1.35		¥ 1.23
2019 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued	1,499,753								2,250,000
Threshold period for exercise of options after the IPO	5 years
Requisite service period	1 year								5 years
Exercisable options (in shares)									0
2019 Option Plan | Hywin Wealth Management Co., Ltd.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued		1,499,753
Share options, exercise price | $ / shares		¥ 0		$ 2.801		$ 1.946		$ 1.894
Maximum number of ordinary shares available for issuance		2,250,000
Number of Hywin Wealth Management.'s options replaced with each option under the Company's plan		10
Threshold period for exercise of options after the IPO		1 year